Income Taxes - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets related to temporary differences not recognized	$ (587,478)		$ (649,212)
Income tax losses	$ 67,878,759		37,717,792
Capital losses			$ 412,122
Net deferred tax recognized in the statement of financial position					$ 0
Franking account balance percentage	30.00%	30.00%	30.00%	30.00%
Franking account balance		$ 227,371		$ 227,371
Intellectual Property and Other Miscellaneous Items
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets related to temporary differences not recognized	$ 587,478		$ 649,212